Annual Total Returns [BarChart] - Invesco Comstock Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.17%)
Annual Return 2012	18.76%
Annual Return 2013	35.64%
Annual Return 2014	9.60%
Annual Return 2015	(5.73%)
Annual Return 2016	17.64%
Annual Return 2017	18.28%
Annual Return 2018	(11.91%)
Annual Return 2019	25.26%
Annual Return 2020	(0.27%)